AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.8%
Long-Term Municipal Bonds – 94.5%
New York – 86.8%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,520,822
Series 2020 4.00%, 11/01/2045	1,000	818,177
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 01/01/2047	1,000	724,424
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,332,379
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	960	956,803
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030	1,110	1,126,871
5.00%, 06/01/2033	1,320	1,337,647
5.00%, 06/01/2034	550	557,018
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,148,606
5.75%, 06/01/2062(a)	1,905	1,914,887
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2056	540	521,386
5.00%, 07/01/2062	6,000	5,723,486
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,328,419
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,036,178
5.25%, 07/01/2057	2,000	2,022,083
5.25%, 07/01/2062	1,000	1,003,671
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,305	2,222,003
5.50%, 11/01/2044	1,625	1,393,694
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	500	449,112

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2051	$735	$547,193
4.00%, 06/15/2056	700	506,275
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(a)	2,000	1,783,784
City of New York NY Series 2016-B 5.00%, 12/01/2034	2,000	2,110,600
Series 2021 1.396%, 08/01/2027	5,905	5,102,297
Series 2021-D 1.723%, 08/01/2029	3,000	2,477,154
1.823%, 08/01/2030	3,000	2,424,995
Series 2023-C 5.00%, 08/01/2025(b)	1,500	1,561,462
County of Nassau NY Series 2016-A 5.00%, 01/01/2038	1,000	1,029,614
Series 2016-C 5.00%, 04/01/2036	5,085	5,281,700
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045(a)	3,000	2,863,885
Series 2020-B 5.918%, 07/01/2039(a)	1,460	1,365,567
Dutchess County Local Development Corp. (Nuvance Health Obligated Group) Series 2016-B 5.00%, 07/01/2046	4,980	4,843,440
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	5,000	4,856,957
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,869,716
5.00%, 07/01/2039	1,100	1,107,754
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,209,080
Huntington Local Development Corp. (Gurwin Independent Housing Obligated Group) Series 2021 3.00%, 07/01/2025	180	173,504
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(c) (d) (e) (f)	1,000	200,000
Long Island Power Authority Series 2014-A 5.00%, 09/01/2035	1,000	1,015,969

	Principal Amount (000)	U.S. $ Value

Series 2016-B 5.00%, 09/01/2030	$5,000	$5,306,005
5.00%, 09/01/2033	3,515	3,703,891
Metropolitan Transportation Authority Series 2014-B 5.00%, 11/15/2044	12,000	11,908,829
Series 2017-C 5.00%, 11/15/2033	5,000	5,175,752
Series 2021 3.479% (SOFR + 0.43%), 11/01/2026(g)	660	654,687
AGM Series 2021 3.599% (SOFR + 0.55%), 11/01/2032(g)	1,000	1,001,270
3.849% (SOFR + 0.80%), 11/01/2032(g)	1,285	1,272,540
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	11,450,144
5.25%, 11/15/2035	5,000	5,309,106
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/2034	1,150	1,189,161
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2035	3,015	2,875,908
4.00%, 12/01/2038	1,200	1,084,142
4.00%, 12/01/2039	1,000	888,661
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	1,834,492
Monroe County Industrial Development Corp/NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	1,926,815
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	1,447	695,223
9.00%, 01/01/2041(a)	720	593,994
New York City Municipal Water Finance Authority Series 2013-BB 5.00%, 06/15/2046	5,000	5,013,512
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,338,630
Series 2018-S 5.00%, 07/15/2043	7,000	7,389,017

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013-I 5.00%, 05/01/2032 (Pre-refunded/ETM)	$4,995	$5,009,626
5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,014
5.00%, 05/01/2033 (Pre-refunded/ETM)	7,500	7,521,961
Series 2016-F 5.00%, 02/01/2032	10,000	10,516,577
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,471,152
5.00%, 11/15/2035	6,000	6,160,363
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,024,002
2.80%, 09/15/2069	5,780	5,216,982
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,361,446
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,115,147
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,087,263
5.00%, 07/01/2033	3,000	3,077,203
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	375	383,077
5.00%, 07/01/2051	1,200	1,219,470
Series 2022-2 5.00%, 07/01/2037	200	211,129
5.00%, 07/01/2042	275	284,118
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	1,995,106
5.00%, 08/01/2033	2,000	2,040,963
5.00%, 08/01/2035	1,515	1,519,076
Series 2020 4.00%, 09/01/2037	800	709,571
4.00%, 09/01/2039	1,345	1,175,270
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035	2,815	2,931,227
5.00%, 07/01/2036	3,000	3,109,474
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018-E 5.00%, 03/15/2048	5,000	5,289,992
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,175,613
Series 2022 4.25%, 05/01/2052	5,000	4,560,223

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	$1,000	$1,025,410
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	1,004,930
5.00%, 12/01/2033(a)	1,000	1,003,028
5.00%, 12/01/2037(a)	2,000	1,931,895
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,054,080
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2036	1,115	1,215,639
5.00%, 07/01/2040	1,265	1,354,388
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	1,000	1,037,725
5.00%, 07/01/2034	1,000	1,035,461
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	13,100,436
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	5,625	5,472,255
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	3,125	2,649,879
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031	7,500	7,725,928
5.00%, 01/01/2032	5,000	5,147,923
Series 2016-A 5.25%, 01/01/2056	2,940	3,014,842
Series 2019-B 4.00%, 01/01/2037	1,575	1,560,034
Series 2019-M 2.90%, 01/01/2035	5,000	4,203,663
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 2.25%, 08/01/2026	1,625	1,513,102
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	2,395	2,477,053
5.00%, 01/01/2036	13,850	14,059,031

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	$11,000	$9,315,462
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038	1,050	961,058
4.00%, 12/01/2042	1,940	1,698,440
5.00%, 12/01/2025	1,100	1,131,287
Series 2022 4.00%, 12/01/2042	2,000	1,750,969
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032	2,000	1,953,964
4.00%, 07/01/2033	2,250	2,184,411
5.00%, 07/01/2034	3,490	3,529,520
5.00%, 07/01/2046	5,015	4,930,698
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,325,210
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,704,270
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,400,770
Series 2022 4.00%, 07/01/2042	525	465,833
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,005	1,598,404
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	5,000	5,070,392
Series 2021-2 4.00%, 07/15/2046	5,000	4,557,387
4.00%, 07/15/2061	11,025	9,594,833
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	2,697,400
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,550,712
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	1,500	1,475,625

	Principal Amount (000)	U.S. $ Value

Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	$5,000	$4,452,486
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2023	850	850,000
4.00%, 03/01/2024	850	856,692
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036	3,000	3,196,024
Series 2018 5.00%, 11/15/2043	5,000	5,299,041
Series 2020-A 5.00%, 11/15/2054	3,000	3,182,962
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	2,689,225
Series 2022 5.00%, 05/15/2041	2,500	2,745,832
5.00%, 05/15/2042	5,150	5,622,147
Series 2022-C 5.00%, 05/15/2047	10,000	10,773,058
Series 2022-E 4.099% (SOFR + 1.05%), 04/01/2026(g)	2,500	2,516,186
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	1,450	1,549,489
5.00%, 09/01/2036	2,250	2,384,169
5.00%, 09/01/2037	2,000	2,105,911
5.00%, 09/01/2038	1,500	1,572,505
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,000	1,032,247
4.00%, 12/01/2035	1,000	1,012,353
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	3,103,855
Series 2017-A 5.00%, 06/01/2041	10,850	11,044,271
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,216,430
5.25%, 09/15/2042	135	105,723
5.25%, 09/15/2047	235	176,070
5.25%, 09/15/2053	505	364,381
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	120	120,212
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,433,491
5.00%, 01/01/2051	2,505	2,315,681

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042	$1,000	$1,006,765
5.00%, 06/01/2047	1,000	1,001,818
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	10,000	9,605,478
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,830	1,871,779

		463,941,064

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	291,966
Series 2018 7.125%, 09/01/2038(a)	935	1,023,344

		1,315,310

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	43,191
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	510	495,308

		538,499

Georgia – 0.2%
Municipal Electric Authority of Georgia
Series 2019 5.00%, 01/01/2037	100	101,994
5.00%, 01/01/2039	100	101,329
5.00%, 01/01/2048	160	156,052
5.00%, 01/01/2056	490	495,475
5.00%, 01/01/2059	170	161,873

		1,016,723

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	500	407,999
Series 2023 5.25%, 10/01/2031(b)	175	179,109
5.25%, 10/01/2036(b)	585	576,866

	Principal Amount (000)	U.S. $ Value

Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	$1,025	$1,030,741
Series 2017 5.00%, 07/01/2034	1,100	1,133,033
5.00%, 07/01/2040	1,375	1,387,936
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,000	1,030,568
5.00%, 10/01/2037	1,500	1,540,337
5.00%, 10/01/2038	1,930	1,977,450
Series 2022-A 5.00%, 10/01/2044	1,100	1,131,108
Territory of Guam Series 2019 5.00%, 11/15/2031	105	109,185
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,342,944

		13,847,276

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	1,710	1,756,571
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037	100	83,465
4.00%, 09/01/2041	115	90,410
5.00%, 09/01/2036	115	110,003
5.00%, 09/01/2038	100	94,128

		2,134,577

Indiana – 0.3%
City of Fort Wayne IN (Do Good Foods Fort Wayne LLC Obligated Group) Series 2022 9.00%, 12/01/2044(a)	815	804,099
10.75%, 12/01/2029	110	107,944
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	775	583,336

		1,495,379

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	105	106,602

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	107,736

	Principal Amount (000)	U.S. $ Value

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	$650	$518,757
Series 2019-B 3.70%, 06/01/2039(a)	200	162,484

		681,241

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	246,989

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a) (c) (d)	105	57,750
7.00%, 12/15/2043(a) (c) (d)	115	63,250

		121,000

Puerto Rico – 2.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	208	195,197
Zero Coupon, 07/01/2033	908	515,620
4.00%, 07/01/2033	260	232,280
4.00%, 07/01/2035	9	7,743
4.00%, 07/01/2037	8	6,486
4.00%, 07/01/2041	10	8,517
4.00%, 07/01/2046	211	167,128
5.25%, 07/01/2023	176	175,995
5.375%, 07/01/2025	361	366,279
5.625%, 07/01/2027	1,046	1,079,187
5.625%, 07/01/2029	276	287,216
5.75%, 07/01/2031	115	121,229
Series 2022-C 0.00%, 11/01/2043	65	27,943
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036	100	100,603
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	795	790,248
5.25%, 07/01/2036	685	689,129
5.25%, 07/01/2041	285	287,121
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	1,290	1,307,292
5.00%, 07/01/2035(a)	1,295	1,289,020
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710	713,752

	Principal Amount (000)	U.S. $ Value

Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	$910	$841,750
Series 2022-B Zero Coupon, 07/01/2032	325	202,719
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,545	1,569,100
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	484,235
Series 2019-A 4.329%, 07/01/2040	675	611,686
4.55%, 07/01/2040	73	67,990
5.00%, 07/01/2058	1,160	1,073,348

		13,218,813

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	820	768,756
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	65	61,877
4.00%, 08/01/2038	130	122,679

		953,312

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,419,231
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	80,604
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(c) (d)	1,000	650,000

		2,149,835

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	78,143
5.00%, 01/01/2049(a)	105	79,759
5.00%, 01/01/2055(a)	305	224,250

		382,152

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	$100	$100,200
5.00%, 10/01/2025(a)	365	366,210
5.00%, 10/01/2026(a)	390	391,124
5.00%, 10/01/2027(a)	405	405,475
5.00%, 10/01/2028(a)	225	224,666
5.00%, 10/01/2029(a)	100	99,774
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	77,446
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	1,250	1,115,430

		2,780,325

Total Long-Term Municipal Bonds (cost $540,886,341)		505,036,833

Short-Term Municipal Notes – 0.3%
New York – 0.3%
New York City Housing Development Corp. Series 2008 3.10%, 04/15/2035(h) (cost $1,800,000)	1,800	1,800,000

Total Municipal Obligations (cost $542,686,341)		506,836,833

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.2%
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(a) (cost $999,945)	1,000	998,171

	Shares

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(i) (j) (k) (cost $22,332,314)	22,332,314	22,332,314

Total Investments – 99.2% (cost $566,018,600)(l)		530,167,318
Other assets less liabilities – 0.8%		4,180,682

Net Assets – 100.0%		$534,348,000

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,910	01/15/2025	2.565%	CPI#	Maturity	$363,055	$—	$363,055
USD	1,955	01/15/2025	2.585%	CPI#	Maturity	179,988	—	179,988
USD	1,955	01/15/2025	2.613%	CPI#	Maturity	177,870	—	177,870
USD	1,290	01/15/2025	4.028%	CPI#	Maturity	43,922	—	43,922
USD	6,900	01/15/2026	CPI#	3.720%	Maturity	(233,503)	—	(233,503)
USD	6,200	01/15/2027	CPI#	3.320%	Maturity	(284,432)	—	(284,432)
USD	6,100	01/15/2027	CPI#	3.466%	Maturity	(226,064)	(6,440)	(219,624)
USD	4,830	01/15/2027	CPI#	3.323%	Maturity	(220,709)	—	(220,709)
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	2,847,808	—	2,847,808
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	2,630,208	—	2,630,208
USD	11,050	01/15/2029	CPI#	3.390%	Maturity	(280,140)	—	(280,140)
USD	7,130	01/15/2029	CPI#	3.735%	Maturity	20,159	—	20,159
USD	4,160	01/15/2029	CPI#	3.290%	Maturity	(138,935)	—	(138,935)
USD	2,265	01/15/2030	1.572%	CPI#	Maturity	384,958	—	384,958
USD	2,265	01/15/2030	1.587%	CPI#	Maturity	381,930	—	381,930
USD	3,700	01/15/2031	2.782%	CPI#	Maturity	254,763	—	254,763
USD	3,450	01/15/2031	2.680%	CPI#	Maturity	271,146	—	271,146
USD	2,900	01/15/2031	2.989%	CPI#	Maturity	141,726	—	141,726
USD	2,870	01/15/2032	CPI#	3.064%	Maturity	(104,015)	—	(104,015)
USD	2,800	04/15/2032	CPI#	2.909%	Maturity	(137,352)	—	(137,352)

						$6,072,383	$(6,440)	$6,078,823

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(1,630,752)	$—	$(1,630,752)
USD	14,800	01/15/2027	1 Day SOFR	3.776%	Annual	(225,845)	—	(225,845)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(316,519)	—	(316,519)
USD	24,000	01/15/2029	1 Day SOFR	3.315%	Annual	(732,365)	—	(732,365)
USD	14,600	04/15/2032	2.671%	1 Day SOFR	Annual	1,141,316	—	1,141,316
USD	5,000	04/15/2032	1.737%	1 Day SOFR	Annual	779,315	—	779,315
USD	5,000	04/15/2032	2.571%	1 Day SOFR	Annual	423,141	—	423,141
USD	3,600	04/15/2032	3.069%	1 Day SOFR	Annual	167,288	—	167,288
USD	15,000	07/15/2032	2.446%	1 Day SOFR	Annual	1,521,588	—	1,521,588
USD	8,500	07/15/2032	2.446%	1 Day SOFR	Annual	862,233	—	862,233

						$1,989,400	$—	$1,989,400

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,395	10/09/2029	1.125%	SIFMA	*	Quarterly	$1,160,809	$—	$1,160,809

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $38,435,071 or 7.2% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of February 28, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,000,237	$200,000	0.04%

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2023.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,181,772 and gross unrealized depreciation of investments was $(40,804,022), resulting in net unrealized depreciation of $(26,622,250).

As of February 28, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$504,836,833	$200,000	$505,036,833
Short-Term Municipal Notes	—	1,800,000	—	1,800,000
Asset-Backed Securities	—	998,171	—	998,171
Short-Term Investments	22,332,314	—	—	22,332,314

Total Investments in Securities	22,332,314	507,635,004	200,000	5 30,167,318

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	7,697,533	—	7,697,533
Centrally Cleared Interest Rate Swaps	—	4,894,881	—	4,894,881
Interest Rate Swaps	—	1,160,809	—	1,160,809
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,625,150)	—	(1,625,150)
Centrally Cleared Interest Rate Swaps	—	(2,905,481)	—	(2,905,481)

Total	$22,332,314	$516,857,596	$200,000	$539,389,910

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Portfolio	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,679	$127,446	$106,793	$22,332	$162